Note O - Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

3.                SHARE BASED COMPENSATION

The following table presents share-based compensation expenses for continuing operations included in the Company’s unaudited interim condensed consolidated statements of operations:

	Three Months Ended September 30,	Three Months Ended September 30,
	2013	2012

Selling, general and administrative	$19,294	$5,637
Research, development and engineering	2,961	1,308
	$22,255	$6,945

	Nine Months Ended September 30,	Nine Months Ended September 30,
	2013	2012

Selling, general and administrative	$50,571	$19,022
Research, development and engineering	11,701	26,032
	$62,272	$45,054

NOTE O—STOCK OPTIONS

1999 Stock Option Plan

During 1999, the Board of Directors of the Company adopted the 1999 Stock Option Plan (the 1999 Plan). The 1999 Plan was not presented to stockholders for approval and thus incentive stock options are not available under the plan. Under the 1999 Plan, 2,000,000 shares of common stock are reserved for issuance to employees, officers, directors, and consultants of the Company at exercise prices which may not be below 85% of fair market value. The term of nonstatutory stock options granted may not exceed ten years. Options issued under the Plan vest pursuant to the terms of stock option agreements with the recipients. In the event of a change in control, as defined, all options outstanding vest immediately. The 1999 Plan expired in August 2009.

2004 Stock Option Plan

On October 12, 2004, the Board of Directors of the Company approved the 2004 Stock Option Plan (the 2004 Plan). The 2004 Plan has not yet been presented to stockholders for approval and thus incentive stock options are not available under this plan. Under the terms of this plan, 4,000,000 shares of common stock are reserved for issuance to employees, officers, directors, and consultants of the Company at exercise prices which may not be below 85% of fair market value. The term of stock options granted may not exceed ten years. Options issued under the Plan vest pursuant to the terms of stock option agreements with the recipients. In the event of a change in control, as defined, all options outstanding vest immediately. The Plan expires in October 2014.

Non-Plan Stock Options

Periodically, the Company has granted options outside of the 1999 and 2004 Plans to various employees and consultants. In the event of change in control, as defined, certain of the non-plan options outstanding vest immediately.

Stock Option Activity

Information summarizing option activity is as follows:

	Number of Options				Weighted average exercise	Weighted average remaining life	Aggregate intrinsic
	1999 Plan	2004 Plan	Non Plan	Total	price	(in years)	value

Outstanding, as of December 31, 2010	500,000	2,580,689	1,329,841	4,410,530	$0.25

Granted	—	845,000	—	845,000	0.14
Exercised	—	—	—	—	—
Forfeited	—	(210,000)	—	(210,000)	0.14
Expired	—	(383,853)	(257,265)	(641,118)	0.36
Outstanding, as of December 31, 2011	500,000	2,831,836	1,072,576	4,404,412	$0.22

Granted	—	600,000	—	600,000	0.09
Exercised	—	—	—	—	—
Forfeited	—	(164,623)	(365,378)	(530,001)	0.09
Expired	—	(504,941)	(707,198)	(1,212,139)	0.30
Outstanding, as of December 31, 2012	500,000	2,762,272	—	3,262,272	0.16	4.21	$2,325
Vested or expected to vest at December 31, 2012				2,972,404	0.16	4.04	$2,325
Exercisable at December 31, 2012				2,230,594	0.18	3.43	$2,325

The options outstanding and exercisable at December 31, 2012 were in the following exercise price ranges:

			Options Outstanding			Options Exercisable
Range of exercise prices			Number of shares	Weighted average exercise price	Weighted average remaining life (in years)	Number exercisable	Weighted average exercise price
$ 0.08	-	0.21	2,852,272	$0.11	4.23	1,820,594	$0.12
0.22	-	0.40	70,000	0.40	4.02	70,000	0.40
0.41	-	0.68	340,000	0.46	4.02	340,000	0.46
$ 0.07	-	0.68	3,262,272			2,230,594

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $0.09 as of December 31, 2012, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options exercisable as of December 31, 2012 was 775,000.

The weighted average fair value of options granted during the years ended December 31, 2012 and 2011 was $0.05 and $0.11 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was $0. The total fair value of shares vested during the years ended December 31, 2012 and 2011 was $70,026 and $52,879 respectively.

As of December 31, 2012 future compensation cost related to nonvested stock options is $47,220 and will be recognized over an estimated weighted average period of 1.55 years.